8. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate	2.71%	2.86%
Expected life	3 years	3 years
Expected volatility	146.03%	137.47%
Expected dividend yield	0.00%	0.00%